Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2017	3,842
Balances at Dec. 31, 2017	$ 4	$ 25,625	$ (29,153)	$ (165)	$ (3,689)
Sale of Common stock and warrants (in shares)	485
Sale of Common stock and warrants		2,328			2,328
Beneficial conversion feature on convertible notes payable		716			716
Conversion of convertible notes payable and accrued interest into common stock and warrants (in shares)	751
Conversion of convertible notes payable and accrued interest into common stock and warrants	$ 1	3,257			3,258
Warrants issued		739			739
Stock-based compensation		2,373			2,373
Net loss			(5,905)		(5,905)
Foreign currency translation adjustment				448	448
Common stock converted into convertible notes payable
Balances (in shares) at Dec. 31, 2018	5,077
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Beneficial conversion feature on convertible notes payable		353			353
Warrants issued		419			419
Stock-based compensation		10			10
Net loss			(1,581)		(1,581)
Foreign currency translation adjustment				(32)	(32)
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Balances (in shares) at Mar. 31, 2019	5,070
Balances at Mar. 31, 2019	$ 5	35,795	(36,639)	251	(588)
Balances (in shares) at Dec. 31, 2018	5,077
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Net loss					(3,852)
Foreign currency translation adjustment					17
Common stock converted into convertible notes payable					(25)
Balances (in shares) at Jun. 30, 2019	5,722
Balances at Jun. 30, 2019	$ 6	38,487	(38,910)	300	(117)
Balances (in shares) at Dec. 31, 2018	5,077
Balances at Dec. 31, 2018	$ 5	35,038	(35,058)	283	268
Sale of Common stock and warrants (in shares)	909
Sale of Common stock and warrants	$ 1	3,159			3,160
Beneficial conversion feature on convertible notes payable		353			353
Warrants issued		419			419
Stock-based compensation		1,093			1,093
Net loss			(6,200)		(6,200)
Foreign currency translation adjustment				22	22
Conversion of convertible notes payable and accrued interest (in shares)	651
Conversion of convertible notes payable and accrued interest	$ 1	2,280			2,281
Common stock converted into convertible notes payable (in shares)	(7)
Common stock converted into convertible notes payable		(25)			(25)
Warrants issued in exchange for modification of term debt		14			14
Balances (in shares) at Dec. 31, 2019	6,631
Balances at Dec. 31, 2019	$ 7	42,331	(41,258)	305	1,385
Balances (in shares) at Mar. 31, 2019	5,070
Balances at Mar. 31, 2019	$ 5	35,795	(36,639)	251	(588)
Stock-based compensation		412			412
Net loss			(2,271)		(2,271)
Foreign currency translation adjustment				49	49
Conversion of convertible notes payable and accrued interest (in shares)	652
Conversion of convertible notes payable and accrued interest	$ 1	2,280			2,281
Balances (in shares) at Jun. 30, 2019	5,722
Balances at Jun. 30, 2019	$ 6	38,487	(38,910)	300	(117)
Balances (in shares) at Dec. 31, 2019	6,631
Balances at Dec. 31, 2019	$ 7	42,331	(41,258)	305	1,385
Warrants issued		228			228
Stock-based compensation		112			112
Net loss			(1,798)		(1,798)
Foreign currency translation adjustment				797	797
Balances (in shares) at Mar. 31, 2020	6,631
Balances at Mar. 31, 2020	$ 7	42,671	(43,056)	1,102	724
Balances (in shares) at Dec. 31, 2019	6,631
Balances at Dec. 31, 2019	$ 7	42,331	(41,258)	305	1,385
Net loss					(2,217)
Foreign currency translation adjustment					82
Common stock converted into convertible notes payable
Balances (in shares) at Jun. 30, 2020	7,068
Balances at Jun. 30, 2020	$ 7	44,681	(43,475)	387	1,600
Balances (in shares) at Mar. 31, 2020	6,631
Balances at Mar. 31, 2020	$ 7	42,671	(43,056)	1,102	724
Sale of Common stock and warrants (in shares)	437
Sale of Common stock and warrants		1,746			1,746
Stock-based compensation		264			264
Net loss			(419)		(419)
Foreign currency translation adjustment				(715)	(715)
Balances (in shares) at Jun. 30, 2020	7,068
Balances at Jun. 30, 2020	$ 7	$ 44,681	$ (43,475)	$ 387	$ 1,600